Debt - Revolving Credit Lines - Additional Information (Detail) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2013 Revolving Credit Lines [Member]	Dec. 31, 2013 Minimum [Member] Revolving Credit Lines [Member]	Dec. 31, 2013 Maximum [Member] Revolving Credit Lines [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity				$ 1,017,404,000
Credit facility interest rate			12.00%		4.30%	11.00%
Credit facility renewable option period					1 year	4 years
Long-term obligations	$ 8,654,750,000	$ 9,176,932,000		$ 128,857,000